FEDERATED FIXED INCOME SECURITIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 1, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED FIXED INCOME SECURITIES, INC. (the “Registrant”)

Federated Strategic Income Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Institutional Shares

1933 Act File No. 33-43472

1940 Act File No. 811-6447

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated January 31, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 77 on January 28, 2016.

If you have any questions regarding this certification, please contact me at (724) 720-8831.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary